Cash Generated from Operations	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Cash Generated from Operations
3 3 .	Cash Generated from Operations
Cash flows from operating activities for the years ended December 31, 2019, 2020 and 2021, are as follows:

(In millions of Korean won)	2019		2020		2021
1. Profit for the year	￦	695,868	￦	746,256	￦	1,459,395
2. Adjustments to reconcile net income
Income tax expense		320,060		285,349		519,016
Interest income		(303,722)		(291,425)		(300,900)
Interest expense		278,975		265,035		268,847
Dividends income		(3,408)		(4,442)		(21,525)
Depreciation		2,567,754		2,635,307		2,643,894
Amortization of intangible assets		660,705		628,154		604,744
Depreciation of right-of-use assets		433,199		404,174		398,716
Provision for severance benefits		256,525		255,615		253,491
Impairment losses on trade receivables		60,193		139,957		105,344
Share of net profit or loss of associates and joint ventures		3,252		(18,041)		(116,061)
Loss(gain) on disposal of associates and joint ventures		30		111		1
Loss on the disposal of subsidiaries		—		—		13,483
Loss(gain) on disposal of right-of-use assets		1,556		2,047		8,319
Impairment losses on assets held for sale		7,586		—		11
Loss on disposal of property and equipment and investment in properties		49,284		55,590		17,410
Loss(gain) on disposal of intangible assets		(1,248)		246		2,159
Loss on impairment of intangible assets		61,899		211,637		3,747
Loss(gain) on foreign currency translation		75,998		(138,011)		180,921
Loss(gain) on valuation and settlement of derivatives, net		(70,482)		155,600		(235,130)
Loss(gain) on disposal of financial assets at fair value through profit or loss		(5,115)		329		(29,974)
Gain on valuation of financial assets at fair value through profit or loss		(4,335)		(59,044)		(64,660)
Loss(gain) on disposal of financial assets at amortized cost		43		(138)		(35)
Others		143,500		127,948		86,740
3. Change in operating assets and liabilities, net of effects from purchase of controlled entity and sale of engineering division
Decrease(increase) in trade receivables		(433,292)		66,462		327,031
Decrease(Increase) in other receivables		(79,130)		685,209		(328,610)
Decrease(increase) in other current assets		984		9,089		(89,230)
Decrease(increase) in other non-current assets		(178,180)		(86,039)		(143,087)
Decrease(increase) in inventories		240,488		288,507		32,798
Increase(decrease) in trade payables		44,354		(135,760)		289,044
Decrease in other payables		(102,375)		(1,232,646)		207,583
Increase in other current liabilities		43,384		127,076		107,993
Increase(decrease) in other non-current liabilities		(199,547)		(56,319)		(14,915)
Decrease(Increase) in provisions		(12,164)		2,264		(4,668)
Decrease(Increase) in deferred revenue		641		(1,948)		3,696
Increase in plan assets		(375,499)		(136,336)		(114,631)
Payment of severance benefits		(119,716)		(186,520)		(241,350)

4. Cash generated from operations (1+2+3)	￦	4,058,065	￦	4,745,293	￦	5,829,607

The Group made agreements with securitization specialty companies and disposed of its trade receivables related to handset sales (Note 20). Cash flows from the disposals are presented in cash generated from operations.

Significant transactions not affecting cash flows for the years ended December 31, 2019, 2020 and 2021, are as follows:

(In millions of Korean won)	2019		2020		2021
Reclassification of the current portion of borrowings	￦	1,030,056	￦	1,229,359	￦	1,303,543
Reclassification of construction-in-progress to property and equipment		2,698,146		3,011,519		2,916,888
Reclassification of accounts payable from property and equipment		685,859		22,052		(149,512)
Reclassification of accounts payable from intangible assets		(356,911)		(345,675)		524,040
Reclassification of payable from defined benefit liability		(19,053)		72,346		69,415
Reclassification of payable from plan assets		(14,298)		66,046		(60,320)